Consolidated Statements Of Changes In Stockholders' Equity And Comprehensive Income (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Stockholders' Equity And Comprehensive Income [Abstract]
Change in net unrealized gains on available-for-sale securities, deferred tax benefit	$ 99	$ 33	$ 41
Adjustment to apply ASC topic, Compensation- Retirement Benefits, tax	$ 449	$ 19	$ 340
Cash dividends declared by Bankshares, per share		$ 0.05	$ 0.1